TCU Prospectus | Short Duration Portfolio
Short Duration Portfolio
INVESTMENT OBJECTIVE
The Short Duration Portfolio seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.
PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold TCU Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	TCU Prospectus Short Duration Portfolio TCU Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none
Maximum Account Fee	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Portfolio Operating Expenses	TCU Prospectus Short Duration Portfolio TCU Shares
Management Fees	0.15%
Other Expenses	0.21%
Administration Fees	0.05%
Other Operating Expenses	0.16%
Total Annual Portfolio Operating Expenses	0.36%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in TCU Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for TCU Shares of the Portfolio remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
TCU Prospectus | Short Duration Portfolio | TCU Shares | USD ($)	37	116	202	456

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 206% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In seeking to achieve its investment objective, the Portfolio will only invest in obligations that are authorized by the Federal Credit Union Act and the rules and regulations thereunder.

During normal market conditions, the Portfolio intends to invest a substantial portion of its assets in mortgage-related securities that are securities issued or guaranteed as to the principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”). Mortgage-related securities held by the Portfolio may include both adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multiclass mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans.

The Portfolio may also invest in:
  Other U.S. Government Securities and related custodial receipts
  Repurchase agreements related to the securities described above
  Short-term obligations that are permitted investments for money market portfolios, such as U.S. Government Securities and related custodial receipts, and U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks), but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder
The Portfolio will attempt, through the purchase of securities with short or negative durations, to limit the effect of interest rate fluctuations on the Portfolio’s NAV.

Portfolio Duration (under normal interest rate conditions):
The Portfolio’s target duration is equal to that of the BofA Merrill Lynch Two-Year U.S. Treasury Note Index and its maximum duration is that of a Three-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates). Over the past ten years, the duration of the BofA Merrill Lynch Two-Year U.S. Treasury Note Index and a Three-Year U.S. Treasury Security have been approximately 1.934 and 2.840, respectively.

Expected Approximate Interest Rate Sensitivity: Two-Year U.S. Treasury Note

Credit Quality: U.S. Government Securities

Benchmark: The BofA Merrill Lynch Two-Year U.S. Treasury Note Index

INVESTMENT ADVISER’S INVESTMENT PHILOSOPHY:

Global fixed income markets are constantly evolving and are highly diverse—with myriad sectors, issuers and securities. The Investment Adviser believes that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, the Investment Adviser believes it is critical to:
  Thoughtfully combine diversified sources of return by employing multiple investment strategies
  Take a global perspective to uncover relative value opportunities
  Employ focused specialist teams to identify short-term mispricings and incorporate long-term views
  Emphasize a risk-aware approach as the Investment Adviser views risk management as both an offensive and defensive tool
  Build a strong team of skilled investors who excel on behalf of our clients

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
  Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.
  Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.
  Credit/Default Risk—The risk that an issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.
  Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.
  Interest Rate Risk—The risk that when interest rates rise, fixed income securities held by the Portfolio will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.
  Large Shareholder Purchase and Redemption Risk—The risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.
  Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
  Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.
  Market Risk—The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.
  Mortgage-Backed Securities Risk—Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates).
  Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders.
  U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.
As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, NCUA or any other governmental agency.
PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of TCU Shares of the Portfolio from year to year for the last ten calendar years; and (b) the average annual total returns of TCU Shares of the Portfolio for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available and may be obtained on the Fund’s website at www.trustcu.com and/or by calling 1-800-342-5828 or 1-800-237-5678.

* Prior to October 1, 2012, the portfolio offered only one class of shares, which have been redesignated as TCU Shares.
TOTAL RETURN CALENDAR YEAR
[1]	During the fiscal year ended August 31, 2004, one of the principal investment strategies of the Portfolio was revised to provide that the Portfolio intends to invest a substantial portion (formerly 80%) of its net assets in mortgage-related securities.

The total return for the 9-month period ended September 30, 2015 was 0.56%. Best Quarter Q3 ‘06 2.13% Worst Quarter Q2 ‘13 (0.37)%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2014
Average Annual Total Returns - TCU Prospectus - Short Duration Portfolio	1 Year	5 Years	10 Years	Life of Portfolio		Inception Date
TCU Shares	0.53%	1.12%	2.46%	3.72%		Oct. 09, 1992
BofA Merrill Lynch Two-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)	0.69%	1.00%	2.59%	3.96%	[1]	Nov. 01, 1992
Barclays Capital Mutual Fund Short (1-3 Yr) Government Index (reflects no deduction for fees or expenses)	0.64%	1.09%	2.62%	4.08%	[1]	Nov. 01, 1992
[1]	Since November 1, 1992.